Financial instruments and financial risk management - Fx reserve (Details) € in Thousands	12 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about hedges
OCI at beginning of period	€ 1,528
OCI at end of period	1,509
OCI I (Cash flow hedge reserve)
Disclosure of detailed information about hedges
Additions	2,707
Reclassification	(2,707)
OCI II (Cost of hedging reserve)
Disclosure of detailed information about hedges
Additions	(3,023)
Reclassification	€ 3,023